Financial instruments - Summary of Fair value measurements using significant unobservable inputs (level 3) (Detail) - Level 3 of fair value hierarchy [member] € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)
Disclosure Of Changes In Level 3 Items Of Fair Value Measurements Using Significant Unobservable Inputs [Line Items]
Beginning balance	€ 32
Business combination	96
Recognized in profit or loss	(12)	[1]
Purchases	23
Settlements	0
Other changes	3
Ending balance	142
Unlisted Equity Securities [Member]
Disclosure Of Changes In Level 3 Items Of Fair Value Measurements Using Significant Unobservable Inputs [Line Items]
Beginning balance	19
Business combination	57
Recognized in profit or loss	(4)	[1]
Purchases	19
Settlements	0
Other changes	0
Ending balance	91
Unlisted Debt Securities [Member]
Disclosure Of Changes In Level 3 Items Of Fair Value Measurements Using Significant Unobservable Inputs [Line Items]
Beginning balance	0
Business combination	15
Recognized in profit or loss	0	[1]
Purchases	4
Settlements	0
Other changes	0
Ending balance	19
Other financial assets
Disclosure Of Changes In Level 3 Items Of Fair Value Measurements Using Significant Unobservable Inputs [Line Items]
Beginning balance	13
Business combination	24
Recognized in profit or loss	(8)	[1]
Purchases	0
Settlements	0
Other changes	3
Ending balance	€ 32

[1]	Includes unrealized losses recognized in profit or loss attributable to balances held at the end of the reporting period